TAXES BASED ON INCOME (Tables)	12 Months Ended
Dec. 29, 2012
TAXES BASED ON INCOME
Taxes based on Income (loss)

(In millions)	2012	2011	2010

Current:
U.S. federal tax	$(12.4)	$.6	$(39.2)
State taxes	(1.9)	(1.0)	(6.9)
International taxes	101.6	79.2	87.7

	87.3	78.8	41.6

Deferred:
U.S. federal tax	8.7	(9.9)	(14.4)
State taxes	(9.3)	(1.4)	7.5
International taxes	(0.3)	11.0	(37.5)

	(0.9)	(.3)	(44.4)

Provision for (benefit from) income taxes	$86.4	$78.5	$(2.8)

The principal item accounting for the difference in taxes

(In millions)	2012	2011	2010

Computed tax at 35% of income before taxes	$89.4	$81.5	$83.6
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	1.6	(2.3)	(1.3)
Foreign earnings taxed at different rates	11.6	2.1	(59.4)
Valuation allowance	(25.8)	8.3	2.5
Deferred compensation assets	(5.5)	(5.1)	(7.9)
U.S. federal tax credits (R&D and low-income housing)	–	(4.6)	(3.8)
Tax contingencies and audit settlements	11.6	1.6	(17.7)
Expiration of carryforward items	4.8	.4	.6
Other items, net	(1.3)	(3.4)	.6

Provision for (benefit from) income taxes	$86.4	$78.5	$(2.8)

Consolidated income (loss) before taxes for U.S. and international operations

(In millions)	2012	2011	2010

U.S.	$(109.7)	$(64.6)	$(45.7)
International	365.2	297.5	284.7

Income from continuing operations before taxes	$255.5	$232.9	$239.0

Components of the temporary differences

(In millions)	2012	2011

Accrued expenses not currently deductible	$80.3	$62.2
Net operating losses	357.2	352.3
Tax credit carryforwards	118.0	129.8
Capital loss carryforward	6.0	11.7
Postretirement and postemployment benefits	107.9	102.7
Pension costs	146.1	127.5
Inventory reserves	12.1	11.9
Other assets	2.7	3.7
Valuation allowance	(97.2)	(122.8)

Total deferred tax assets (1)	733.1	679.0

Depreciation and amortization	(166.7)	(168.7)
Repatriation accrual	(20.3)	(18.1)
Foreign operating loss recapture	(136.5)	(119.0)
Other liabilities	(8.6)	(9.8)

Total deferred tax liabilities (1)	(332.1)	(315.6)

Total net deferred tax assets	$401.0	$363.4

(1)
Reflected gross amount before jurisdictional netting of deferred tax assets and liabilities.

Reconciliation of the beginning and ending amount of unrecognized tax benefits

(In millions)	2012	2011

Balance at beginning of year	$120.3	$127.2
Additions based on tax positions related to the current year	15.7	19.7
Additions for tax position of prior years	.6	2.6
Reductions for tax positions of prior years:
Changes in judgment	(5.6)	(2.3)
Settlements	(2.3)	(5.5)
Lapses of applicable statute	(4.4)	(19.2)
Changes due to translation of foreign currencies	(2.7)	(2.2)

Balance at end of year	$121.6	$120.3